Summary of Significant Accounting Policies - Schedule of Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Controlling Interest [Line Items]
Begining Balance	$ (221,886)	$ (221,886)
Net loss attributable to non-controlling interest
Ending Balance	$ (221,886)	$ (221,886)